Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

August 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

Post-Effective Amendment No. 194

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Dear Sir or Madam:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a.   the form of the Trust’s (i) Prospectus for the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund; (ii) Statement of Additional Information for U.S. Government Money Market Fund and U.S. Government Select Money Market Fund; (iii) Ultra-Short Fixed Income Fund — Siebert Williams Shank Shares Prospectus; (iv) Ultra-Short Fixed Income Fund — Siebert Williams Shank Shares Statement of Additional Information; and (v) Prospectus for the Shares Class, Class K and/or Class I shares, as applicable, of the following series of the Trust: Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, U.S. Quality ESG Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, World Selection Index Fund, Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund, Limited Term U.S. Government Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Exempt Fund, Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, and Multi-Manager High Yield Opportunity Fund; that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 194 to the Trust’s registration statement on Form N-1A; and

b.   the text of Post-Effective Amendment No. 194 to the Trust’s registration statement was filed with the Commission via EDGAR on July 29, 2025 (Accession No. 0001193125-25-167922) with an effective date of July 31, 2025.

Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Jamie Gershkow
Jamie Gershkow

cc:	Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Michael D. Mabry, Esq.